Income Taxes - Schedule of Non Capital Losses Carry Forward Future Years (Detail)	Dec. 31, 2024 USD ($)
Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	$ 80,396,898
US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	2,204,887
Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	157,604
Tax Year 2031 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	258,504
Tax Year 2031 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax Year 2031 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax Year 2032 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	529,083
Tax Year 2032 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	322,050
Tax Year 2032 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2033 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	2,281,023
Tax year 2033 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	1,111,122
Tax year 2033 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2034 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	2,698,268
Tax year 2034 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	160,000
Tax year 2034 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2035 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	2,266,948
Tax year 2035 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	160,000
Tax year 2035 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2036 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	3,490,580
Tax year 2036 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	160,048
Tax year 2036 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2037 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	6,704,838
Tax year 2037 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	160,000
Tax year 2037 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2038 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	3,928,374
Tax year 2038 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2038 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2039 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	1,547,689
Tax year 2039 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2039 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2040 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	132,460
Tax year 2040 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2040 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2041 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	8,414,520
Tax year 2041 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2041 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2042 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	11,796,725
Tax year 2042 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax year 2042 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax Year 2043 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	16,163,548
Tax Year 2043 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax Year 2043 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax Year 2044 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	20,184,338
Tax Year 2044 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax Year 2044 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax Year After 2044 [Member] | Canada
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	0
Tax Year After 2044 [Member] | US
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	131,667
Tax Year After 2044 [Member] | Australia
Non Capital Losses Carry Forward Future Years [Line Items]
Non-capital loss	$ 157,604